CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments and Cash [Abstract]
Schedule of Break-down of Total Short-term Investment and Long-term Investments

The following table shows the break-down of the Company’s total short-term investment and long-term investments as of December 31, 2025 and December 31, 2024:

	December 31,	December 31,
	2025	2024
	(in thousands)
Equity securities with readily determinable fair values	$85	$165
Short-term time deposits	616	—
Total Investments	$701	$165

Schedule of Carrying Values of Financial Instruments	As of December 31, 2025, the respective carrying values of financial instruments except for short and long-term investments approximated their fair values based on their short-term maturities.

		Fair value measurement or disclosure
		at December 31, 2025 using

	Total fair value at December 31, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands, except percentages)
Short-term investments:
Equity securities with readily determinable fair values	$85	$85	$—	$—
Total assets measured at fair value	$85	$85	$—	$—

		Fair value measurement or disclosure
		at December 31, 2024 using

	Total fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands, except percentages)
Short-term investments:
Equity securities with readily determinable fair values	$165	$165	$—	$—
Total assets measured at fair value	$165	$165	$—	$—